UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-09821

Allied Asset Advisors Funds
 (Exact name of Registrant as specified in charter)

715 Enterprise Drive, Suite 100
Oak Brook, IL 60523
 (Address of principal executive offices) (Zip code)

Bassam Osman
Allied Asset Advisors Funds
715 Enterprise Drive, Suite 100
Oak Brook, IL 60523
 (Name and address of agent for service)

(877) 417-6161
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2019

Date of reporting period:  August 31, 2018

Item 1. Schedule of Investments.

Iman Fund
Schedule of Investments
August 31, 2018 (Unaudited)
(Classifications are based on the North American Industry Classification System)

Shares		Value
	COMMON STOCKS - 99.3%
	Agriculture, Construction & Mining Machinery Manufacturing - 0.4%
9,000	The Toro Co.	$547,110

	Apparel Knitting Mills - 0.4%
4,800	Columbia Sportswear Co.	435,360

	Audio & Video Equipment Manufacturing - 0.5%
8,200	Dolby Laboratories, Inc. - Class A	575,558

	Automotive Parts, Accessories & Tire Stores - 0.1%
380	O'Reilly Automotive, Inc. (a)	127,460

	Basic Chemical Manufacturing - 0.7%
4,900	Air Products and Chemicals, Inc.	814,821

	Beverage Manufacturing - 0.6%
11,200	Monster Beverage Corp. (a)	681,968

	Building Material & Supplies Dealers - 1.3%
8,000	The Home Depot, Inc.	1,606,160

	Clothing Stores - 0.5%
6,800	Ross Stores, Inc.	651,304

	Commercial & Service Industry Machinery Manufacturing - 0.8%
45,000	3D Systems Corp. (a)	915,750

	Communications Equipment Manufacturing - 4.4%
21,900	Apple Inc.	4,985,097
29,800	BlackBerry Ltd. (a)(b)	317,966
		5,303,063
	Computer Systems Design & Related Services - 1.4%
2,300	Accenture PLC - Class A (b)	388,861
8,600	Amdocs Ltd. (b)	561,408
4,400	athenahealth, Inc. (a)	677,160
525	Baidu, Inc. - ADR (a)(b)	118,902
		1,746,331
	Cut & Sew Apparel Manufacturing - 1.3%
8,700	lululemon athletica Inc. (a)	1,347,891
2,300	VF Corp.	211,899
		1,559,790
	Data Processing, Hosting & Related Services - 0.8%
2,070	CoStar Group Inc. (a)	915,271

	Drugs & Druggists' Sundries Merchant Wholesalers - 0.4%
5,500	The Procter & Gamble Co.	456,225

	Electrical Equipment Manufacturing - 0.5%
2,400	Littelfuse, Inc.	536,544
500	Rockwell Automation, Inc.	90,480
		627,024
	Electronic Shopping & Mail-Order Houses - 5.6%
3,050	Amazon.com, Inc. (a)	6,138,765
4,600	Wayfair, Inc. - Class A (a)	621,782
		6,760,547
	Electronics & Appliance Stores - 0.2%
2,600	Best Buy Co., Inc.	206,856

	Employment Services - 0.1%
900	ManpowerGroup Inc.	84,357

	Engine, Turbine & Power Transmission Equipment Manufacturing - 0.1%
900	Cummins, Inc.	127,620

	Footwear Manufacturing - 0.7%
10,500	NIKE, Inc. - Class B	863,100

	Freight Transportation Arrangement - 1.0%
16,900	Expeditors International of Washington, Inc.	1,238,432

	General Freight Trucking - 0.3%
2,400	Old Dominion Freight Line, Inc.	365,760

	Grocery Stores - 0.4%
17,800	Sprouts Farmers Market, Inc. (a)	471,166

	Hardware, & Plumbing & Heating Equipment & Supplies Merchant Wholesalers - 0.3%
2,300	Watsco, Inc.	402,477

	Household Appliance Manufacturing - 0.3%
3,700	iRobot Corp. (a)	419,950

	Household Appliances & Electrical & Electronic Goods Merchant Wholesalers - 0.6%
7,800	TE Connectivity Ltd. (b)	715,104

	Industrial Machinery Manufacturing - 0.1%
2,600	Applied Materials, Inc.	111,852

	Insurance Carriers - 1.4%
6,500	UnitedHealth Group, Inc.	1,744,990

	Machinery, Equipment & Supplies Merchant Wholesalers - 0.5%
8,900	Hexcel Corp.	588,468

	Management, Scientific & Technical Consulting Services - 2.2%
17,700	salesforce.com, Inc. (a)	2,702,436

	Medical Equipment & Supplies Manufacturing - 3.9%
3,900	ABIOMED, Inc. (a)	1,585,662
570	Align Technology, Inc. (a)	220,299
8,000	Edwards Lifesciences, Corp. (a)	1,153,920
1,635	Intuitive Surgical, Inc. (a)	915,600
4,700	Stryker Corp.	796,321
		4,671,802

	Metal Ore Mining - 0.2%
3,200	Franco-Nevada Corp. (b)	204,768

	Miscellaneous Durable Goods Merchant Wholesalers - 1.6%
4,200	3M Co.	885,864
6,800	Honeywell International, Inc.	1,081,608
		1,967,472
	Motor Vehicle & Motor Vehicle Parts & Supplies Merchant Wholesalers - 0.5%
12,300	Gentherm Inc. (a)	605,160

	Motor Vehicle Body & Trailer Manufacturing - 0.8%
40,500	Gentex Corp.	946,890

	Navigational, Measuring, Electromedical & Control Instruments Manufacturing - 1.4%
13,100	Bruker Corp.	466,098
2,600	Coherent, Inc. (a)	495,560
17,400	Teradyne, Inc.	716,706
		1,678,364
	Office Administrative Services - 0.2%
4,000	Paychex, Inc.	293,000

	Oil & Gas Extraction - 1.6%
4,200	Concho Resources Inc. (a)	576,030
3,500	Diamondback Energy Inc	423,780
4,800	EOG Resources, Inc.	567,504
1,900	Pioneer Natural Resources Co.	331,930
		1,899,244
	Other Chemical Product & Preparation Manufacturing - 0.5%
6,300	Albemarle Corp.	601,776

	Other General Merchandise Stores - 0.4%
4,600	Dollar General Corp.	495,558

	Other General Purpose Machinery Manufacturing - 1.0%
25,300	Graco Inc.	1,189,353

	Other Information Services - 6.0%
16,600	Alibaba Group Holding Ltd. - ADR (a)(b)	2,905,166
23,600	Facebook Inc. - Class A (a)	4,147,228
4,700	Twitter, Inc. (a)	165,346
		7,217,740
	Other Miscellaneous Manufacturing - 0.5%
3,600	Pool Corp.	591,336

	Other Professional, Scientific & Technical Services - 2.1%
12,800	Convergys Corp.	316,544
13,600	RealPage, Inc. (a)	848,640
7,000	ServiceNow, Inc. (a)	1,374,520
		2,539,704
	Other Schools & Instruction - 2.4%
100,000	TAL Education Group - ADR (a)(b)	2,960,000

	Petroleum & Coal Products Manufacturing - 1.4%
20,500	Exxon Mobil Corp.	1,643,485

	Pharmaceutical & Medicine Manufacturing - 11.6%
3,600	Alexion Pharmaceuticals, Inc. (a)	440,064
12,000	Alkermes PLC (a)(b)	538,080
2,100	Alnylam Pharmaceuticals, Inc. (a)	257,607
11,200	Bio-Techne Corp	2,152,304
2,700	Bluebird Bio, Inc. (a)	454,410
5,600	Bristol-Myers Squibb Co.	339,080
11,000	Eli Lilly and Co.	1,162,150
3,800	IDEXX Laboratories, Inc. (a)	965,352
2,130	Illumina, Inc. (a)	755,788
4,400	Ionis Pharmaceuticals, Inc. (a)	201,036
8,000	Johnson & Johnson	1,077,520
22,700	Merck & Co., Inc.	1,556,993
21,700	Myriad Genetics, Inc. (a)	1,080,443
23,900	Nektar Therapeutics (a)	1,589,111
5,100	Sage Therapeutics, Inc. (a)	837,726
3,300	Vertex Pharmaceuticals Inc. (a)	608,520
		14,016,184
	Professional & Commercial Equipment & Supplies Merchant Wholesalers - 1.6%
12,200	Paycom Software, Inc. (a)	1,892,464

	Scheduled Air Transportation - 0.2%
4,800	Southwest Airlines Co.	294,240

	Scientific Research & Development Services - 1.4%
700	Biogen Inc. (a)	247,443
13,000	Cambrex Corp. (a)	876,200
8,000	Exact Sciences Corp. (a)	599,120
		1,722,763
	Semiconductor & Other Electronic Component Manufacturing - 13.9%
54,800	Advanced Micro Devices, Inc. (a)	1,379,316
3,100	Alphabet Inc. - Class A (a)	3,818,580
890	Alphabet Inc. - Class C (a)	1,084,190
5,900	Amphenol Corp. - Class A	558,022
6,120	Broadcom Inc.	1,340,464
9,700	First Solar, Inc. (a)	505,176
9,000	FLIR Systems, Inc.	564,660
24,600	Intel Corp.	1,191,378
2,900	Lam Research Corp.	501,961
95,900	Nokia Oyj - ADR (b)	532,245
12,300	NVIDIA Corp.	3,452,364
22,600	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (b)	985,360
5,400	Texas Instruments Inc.	606,960
3,100	Xilinx, Inc.	241,273
		16,761,949
	Services to Buildings & Dwellings - 1.2%
4,000	Automatic Data Processing, Inc.	587,000
14,100	Rollins, Inc.	847,128
		1,434,128
	Shoe Stores - 0.3%
11,500	DSW Inc. - Class A	382,490

	Soap, Cleaning Compound & Toilet Preparation Manufacturing - 0.7%
7,200	West Pharmaceutical Services, Inc.	842,760

	Software Publishers - 12.3%
7,055	Adobe Systems Inc. (a)	1,859,063
16,100	Akamai Technologies, Inc. (a)	1,209,754
3,800	Autodesk, Inc. (a)	586,530
2,900	Intuit Inc.	636,463
500	MercadoLibre Inc.	171,205
30,100	Microsoft Corp.	3,381,133
9,800	PTC, Inc. (a)	979,412
7,800	Red Hat, Inc. (a)	1,152,294
3,600	SAP SE - ADR (b)	431,064
4,400	Shopify Inc. - Class A (a)(b)	640,948
2,800	Splunk Inc. (a)	358,820
7,100	Synopsys, Inc. (a)	725,194
5,600	Tableau Software, Inc. - Class A (a)	626,416
2,000	Tyler Technologies, Inc. (a)	493,900
2,400	The Ultimate Software Group, Inc. (a)	743,208
6,000	Workday, Inc. - Class A (a)	927,240
		14,922,644
	Support Activities for Mining - 2.2%
15,800	Core Laboratories N.V. (b)	1,809,890
96,400	Frank's International N.V. (a)(b)	851,212
		2,661,102
	Travel Arrangement & Reservation Services - 1.5%
950	Booking Holdings Inc. (a)	1,853,973

	TOTAL COMMON STOCKS (Cost $89,437,143)	120,056,659

	Total Investments (Cost $89,437,143) - 99.3%	120,056,659
	Other Assets in Excess of Liabilities - 0.7%	850,422
	TOTAL NET ASSETS - 100.0%	$120,907,081

	Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non Income Producing
(b)	Foreign Issued Securities

The cost basis of investments for federal income tax purposes at August 31, 2018 was as follows*:

Cost of Investments	$89,437,143
Gross unrealized appreciation	32,623,563
Gross unrealized depreciation	(2,004,047)
Net unrealized appreciation	$30,619,516

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at August 31, 2018 (Unaudited)

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities in active markets, quoted prices for identical or similar instruments in markets that are not active, model-derived  valuations in which all significant inputs and significant value drivers are observable in active markets, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs that are used in determining a fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment or similar investments in the marketplace. The inputs will be considered by the Adviser, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Adviser. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$120,056,659	-	-	$120,056,659
Total*	$120,056,659	-	-	$120,056,659

* Additional information regarding the industry and/or geographical classification of these investments is disclosed in the Schedule of Investments.

There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period for the Fund, as compared to their classification from the most recent annual report. It is the Fund’s policy to consider transfers into or out of Level 1, Level 2 or Level 3 as of the end of the reporting period.

Derivatives and Hedging Activities at August 31, 2018 (Unaudited)

The Trust has adopted an accounting standard involving disclosures of derivatives and hedging activities. The standard is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for and how derivative instruments affect an entity's results of operations and financial position. The standard does not have any impact on the Fund's financial disclosures because the Fund has not maintained any positions in derivative instruments or engaged in hedging activities.

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The updates to Regulation S-X are effective August 1, 2017, and may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments. These updates have no impact on the Fund’s net assets or results of operations.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allied Asset Advisors Funds

By  /s/ Bassam Osman                                                              .
Bassam Osman, President

Date  October 29, 2018.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Bassam Osman                                                              .
Bassam Osman, President

Date  October 29, 2018

By  /s/.Mohammad Basheeruddin
Mohammad Basheeruddin, Treasurer

Date  October 29, 2018                                                            .